Offerings	Jul. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note	Each subsidiary of SandRidge Energy, Inc. (the “Company”) that is named on the Table of Additional Subsidiary Guarantor Registrants may unconditionally guarantee the debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid in respect of any such guarantees.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	-
Maximum Aggregate Offering Price	$ 500,000,000.00
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities, such indeterminate number of rights to purchase common stock, preferred stock, units and other securities and such indeterminate number of units as may be sold by the Company from time to time, which together shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the Company in connection with the issuance by the Company of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	-
Amount Registered | shares	0
Carry Forward Form Type	S-3
Carry Forward File Number	333-266522
Carry Forward Initial Effective Date	Aug. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 46,350.00
Offering Note	The Company previously registered the offer and sale of up to $500 million of securities pursuant to a Registration Statement on Form S-3 (File No. 333-266522), which was initially filed with the Securities and Exchange Commission on August 4, 2022, as amended on August 15, 2022, and declared effective on August 17, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Registration Statement, the Company made a fee payment in the amount of $46,350. All of the securities registered for potential issuance and sale by the Company under the Prior Registration Statement remain unsold (the “Unsold Securities”). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $46,350 that has already been paid and remains unused with respect to the Unsold Securities will offset any registration fee due in connection with this prospectus supplement. All offerings under the Prior Registration Statement have been terminated or completed pursuant to Rule 457(p).